Fair value of financial assets and liabilities - Financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements (Detail) - Derivatives [member] - EUR (€)
€ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Fair value of financial assets and liabilities [Line Items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	€ 43	€ 211
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	43	211
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	34	54
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	€ 9	€ 157